Recoverable Taxes - Summary of Recoverable Taxes (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Recoverable Taxes [Abstract]
Income tax recoverable	$ 3,846	$ 5,259
Other recoverable taxes	168	413
Recoverable Taxes	$ 4,014	$ 5,672